Security deposits and maintenance reserves (Details) - BRL (R$) R$ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Security deposits and maintenance reserves
Deposits	R$ 1,329.7	R$ 1,259.1		R$ 1,078.0
Write-offs	0.6	9.6
Security deposits
Security deposits and maintenance reserves
Deposits	190.7	181.0		219.8
Refund for replacement of deposits	5.7		R$ 1.6
Maintenance reserve deposits
Security deposits and maintenance reserves
Deposits	1,139.0	1,078.1		R$ 858.2
Write-offs	0.6	R$ 9.6
Refund for replacement of deposits	R$ 0.0		R$ 0.0